Financial Assets and Financial Liabilities - Schedule of carrying amounts of right-of-use assets recognised movements (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₽ 12,840	₽ 17,728	₽ 10,112
Adjustment on initial application of IFRS 16			2,698
Additions as a result of new leases and capitalized leasehold improvements	3,132	2,078	7,936
Depreciation, right-of-use assets	(3,376)	(3,831)	(3,001)
Effect of modification and changes of estimates in lease contracts	1,419	(1,137)	594
Discontinued operations (Note 24)		(1,647)
Impairment loss recognised in profit or loss right-of-use assets	(1,571)	(400)	(454)
Transfer to own property, plant and equipment	(16)	(33)	(115)
Exchange differences on translation of foreign operations	(16)	82	(42)
Ending balance	12,412	12,840	17,728
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,165	1,978
Adjustment on initial application of IFRS 16			1,932
Additions as a result of new leases and capitalized leasehold improvements	52	41	54
Depreciation, right-of-use assets	(52)	(67)	(72)
Effect of modification and changes of estimates in lease contracts	565	(265)	137
Discontinued operations (Note 24)		(511)
Impairment loss recognised in profit or loss right-of-use assets	(675)	(16)	(72)
Exchange differences on translation of foreign operations		5	(1)
Ending balance	1,055	1,165	1,978
Buildings and constructions [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,051	1,061
Adjustment on initial application of IFRS 16			681
Additions as a result of new leases and capitalized leasehold improvements	35	70	537
Depreciation, right-of-use assets	(224)	(266)	(138)
Effect of modification and changes of estimates in lease contracts	301	153	4
Discontinued operations (Note 24)		(13)
Exchange differences on translation of foreign operations	(8)	46	(23)
Ending balance	1,155	1,051	1,061
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	655	763	643
Adjustment on initial application of IFRS 16			73
Additions as a result of new leases and capitalized leasehold improvements	361	163	257
Depreciation, right-of-use assets	(204)	(191)	(204)
Effect of modification and changes of estimates in lease contracts	16	5	142
Impairment loss recognised in profit or loss right-of-use assets	(157)	(81)	(19)
Transfer to own property, plant and equipment	(5)	(29)	(114)
Exchange differences on translation of foreign operations	(7)	25	(15)
Ending balance	659	655	763
Transportation vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	9,969	13,926	9,469
Adjustment on initial application of IFRS 16			12
Additions as a result of new leases and capitalized leasehold improvements	2,684	1,804	7,088
Depreciation, right-of-use assets	(2,896)	(3,307)	(2,587)
Effect of modification and changes of estimates in lease contracts	537	(1,030)	311
Discontinued operations (Note 24)		(1,123)
Impairment loss recognised in profit or loss right-of-use assets	(739)	(303)	(363)
Transfer to own property, plant and equipment	(11)	(4)	(1)
Exchange differences on translation of foreign operations	(1)	6	(3)
Ending balance	₽ 9,543	₽ 9,969	₽ 13,926